Warrant Liabilities (Additional Information) (Details) - Private Placement	Mar. 31, 2022 $ / shares shares
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	7,520,000
Class A common stock
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares	$ 11.50